Subsequent Events (Detail) (Subsequent Event, Follow-On Offering, USD $)	1 Months Ended
Jan. 31, 2013
Subsequent Event | Follow-On Offering
Subsequent Event [Line Items]
Shares issued	7,700,000
Issuance of shares, value per share	$ 25.00
Shares sold by stockholders to others	1,155,000
Expenses of the offering, net of underwriting discount	$ 750